Schedule of Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Accounts receivable, gross:	¥ 948,151	¥ 987,913
Less: allowance for current expected credit losses	(5,434)	(5,434)	¥ (3,660)	¥ (2,230)
Accounts receivable, net	¥ 942,717	¥ 982,479